Equtiy (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY
IOE, Gross amount	R$ 3,370,000	R$ 3,105,000
IOE, Net Value	2,864,500
Interest On Equity And Intermediate Dividends Gross Amount		3,105,000
IOE and Dividends, Net Value		2,639,250
02/24/2025
EQUITY
IOE, Gross amount	(180,000)
IOE, Net Value	R$ 153,000
IOE, Amount per Share, Net	R$ 47.14626133000
03/24/2025
EQUITY
IOE, Gross amount	R$ (200,000)
IOE, Net Value	R$ 170,000
IOE, Amount per Share, Net	R$ 52.46778188000
04/11/2025
EQUITY
IOE, Gross amount	R$ (240,000)
IOE, Net Value	R$ 204,000
IOE, Amount per Share, Net	R$ 62.96133934000
05/22/2025
EQUITY
IOE, Gross amount	R$ (500,000)
IOE, Net Value	R$ 425,000
IOE, Amount per Share, Net	R$ 131.16945695000
06/23/2025
EQUITY
IOE, Gross amount	R$ (200,000)
IOE, Net Value	R$ 170,000
IOE, Amount per Share, Net	R$ 52.64314492000
07/25/2025
EQUITY
IOE, Gross amount	R$ (330,000)
IOE, Net Value	R$ 280,500
IOE, Amount per Share, Net	R$ 87.15426995000
08/25/2025
EQUITY
IOE, Gross amount	R$ (250,000)
IOE, Net Value	R$ 212,500
IOE, Amount per Share, Net	R$ 66.24319750000
09/22/2025
EQUITY
IOE, Gross amount	R$ (400,000)
IOE, Net Value	R$ 340,000
IOE, Amount per Share, Net	R$ 106.08541339000
10/27/2025
EQUITY
IOE, Gross amount	R$ (380,000)
IOE, Net Value	R$ 323,000
IOE, Amount per Share, Net	R$ 100.78114272000
11/24/2025
EQUITY
IOE, Gross amount	R$ (340,000)
IOE, Net Value	R$ 289,000
IOE, Amount per Share, Net	R$ 90.35622247000
12/29/2025
EQUITY
IOE, Gross amount	R$ (350,000)
IOE, Net Value	R$ 297,500
IOE, Amount per Share, Net	R$ 93.09657299000
03/28/2024
EQUITY
IOE, Gross amount		(300,000)
IOE, Net Value		R$ 255,000
IOE, Amount per Share, Net		R$ 0.07715190253
04/29/2024
EQUITY
IOE, Gross amount		R$ (380,000)
IOE, Net Value		R$ 323,000
IOE, Amount per Share, Net		R$ 0.09779002985
06/26/2024
EQUITY
IOE, Gross amount		R$ (175,000)
IOE, Net Value		R$ 148,750
IOE, Amount per Share, Net		R$ 0.04514626499
07/26/2024
EQUITY
IOE, Gross amount		R$ (650,000)
IOE, Net Value		R$ 552,500
IOE, Amount per Share, Net		R$ 0.16814026479
08/26/2024
EQUITY
IOE, Gross amount		R$ (400,000)
IOE, Net Value		R$ 340,000
IOE, Amount per Share, Net		R$ 0.10376995616
12/26/2024
EQUITY
IOE, Gross amount		R$ (1,200,000)
IOE, Net Value		R$ 1,020,000
IOE, Amount per Share, Net		R$ 0.31352151843